Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2) Summary of Significant Accounting Policies

(a) Basis of Preparation

The consolidated and combined carve-out financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). All intercompany balances and transactions are eliminated.

The consolidated and combined carve-out financial statements include the financial statements of the entities listed in Note 4—Subsidiaries.

As of April 16, 2013, the financial statements of the Partnership as a separate legal entity are presented on a consolidated basis. Prior to April 16, 2013, the results of operations, cash flows and balance sheet have been carved out of the consolidated financial statements of KNOT and therefore are presented on a combined carve-out basis. As of February 27, 2013, KNOT Shuttle Tankers AS acquired the 100% ownership in KNOT Shuttle Tankers 12 AS, KNOT Shuttle Tankers 17 AS, KNOT Shuttle Tankers 18 AS, and Knutsen Shuttle Tankers XII AS in a reorganization under common control. As of February 27, 2013, KNOT Shuttle Tankers 12 AS and Knutsen Shuttle Tankers XII AS owned a 90% and 10% ownership interest, respectively, in Knutsen Shuttle Tankers XII KS; and KNOT Shuttle Tankers 17 AS owned a 100% interest in theBodil Knutsen and KNOT Shuttle Tankers 18 AS owned a 100% interest in the Windsor Knutsen. As a reorganization of entities under common control, the transfer of the subsidiaries and other net assets has been recorded at KNOT’s historical book value.

The Bodil Knutsen and the Windsor Knutsen were not operated as discrete units or included in single purpose legal entities. Accordingly, these Vessels have been “carved-out” of KNOT’s assets, liabilities, revenues, expenses and cash flows as they relate to the Combined Entity’s business through the use of the information system of KNOT. Specific information is recorded and coded by vessel for each accounting transaction for certain line items in the combined carve-out financial statements. Therefore, amounts for such Vessels were specifically identified for revenues, vessel expenses, vessel operating expenses, depreciation and amortization, interest expense and related debt issuance cost for long-term debt and realized and unrealized losses on derivative instruments; and related balances for such Vessels were specifically identified for trade accounts receivable, inventories, prepaid expenses, vessels and equipment, intangible assets, trade accounts payable, certain accrued expenses, prepaid charter revenues, long-term debt, derivative liabilities and contract liabilities.

Vessels operating expenses includes ship management fees for the provision of technical and commercial management of Vessels and are based on intercompany charges invoiced by KNOT. All long-term debt is specifically related to financing of the individual Vessels. Derivatives are composed of interest rate swap derivatives and foreign exchange forward contracts. The interest rate swaps were entered into in conjunction with the individual Vessel financing to secure fixed interest rates. The interest rate swaps are included in the combined carve-out financial statements to reflect all of the historical cost of doing business even though they will not be transferred to the Partnership. The foreign exchange forward contracts were entered into in conjunction with the construction of certain of the individual Vessels to secure the amounts payable in foreign currencies.

The following items, which are not directly attributable to the Vessels, have been allocated to the combined carve-out financial statements as set forth below:

•	General and administrative expenses of KNOT were invoiced to its subsidiaries based upon certain transfer pricing principles by type of cost. See Note 18—Related Party Transactions. The invoiced amounts that cannot be attributed to the Bodil Knutsen and the Windsor Knutsen have been allocated pro rata based on the number of vessels in KNOT’s fleet.

•	Cash and cash equivalents for general purposes at the legal entity level have not been allocated. The cash and cash equivalents and restricted cash balances are only included in the combined carve-out balance sheets to the extent they are specifically related to the Bodil Knutsen’s and the Windsor Knutsen’s petty cash or provisions of the loan agreements. Interest income cannot be attributed to the specific Vessels and has only been included in the combined carve-out financial statements to the extent it relates to an interesting bearing cash account included in the combined carve-out balance sheets.

•	Payables to owners and affiliates (“owner balances”) are not tracked on an individual Vessel basis for the Bodil Knutsen and the Windsor Knutsen but at the legal entity level. General allocations of owner balances based on the number of vessels within a legal entity would be inherently arbitrary. Therefore, the Combined Entity has identified specific payments made by owners to shipyards on Vessels under construction or conversion on behalf of the legal entity owning the Vessel and reflected these balances as payable to owners and affiliates, adjusted for subsequent external bank refinancing or settlements of payables at the legal entity level, in the combined carve-out balance sheet. Interest expense has been allocated on the basis of these owner balances and the historical intercompany interest rates charged by the owners to its subsidiaries on owner balances.

•	Net gain (loss) of foreign currency transactions cannot be attributed directly to the Bodil Knutsen and the Windsor Knutsen and has been allocated based upon specifically identified or allocated balances included on the combined carve-out balance sheets.

•	Goodwill arose in 2008 when TSSI acquired the remaining 50% interest in the majority of KNOT’s vessels, including the Windsor Knutsen and the three other Vessels of the Combined Entity under construction, in a transaction that was accounted for as a step acquisition. This transaction resulted in goodwill for KNOT. KNOT’s goodwill was allocated to the Combined Entity based upon the Combined Entity percentage of fair value of the Vessel, the Vessels under construction and the favorable or unfavorable charter contract rights acquired at the acquisition date to the total fair value acquired by KNOT for all vessels, vessels under construction and favorable or unfavorable charter contract rights. See Note 2(n)—Summary of Significant Accounting Policies—Goodwill and Intangibles, Note 8—Goodwill Impairment Charge, and Note 14—Intangible Assets and Contract Liabilities.

The Partnership’s activities included in the consolidated and combined carve-out financial statements contain Norwegian entities or activities that were organized as non-taxable partnerships or were without tax status. To reflect the historical cost of doing business, the income tax expense and related deferred tax assets and liabilities arising for the Combined Entity activities included in the historical parent entities have been included in the consolidated and combined carve-out financial statements calculated on a separate return basis.

The Vessels of the Partnership were not historically owned by a separate legal entity or operated as a discrete group. Therefore, no separate share capital existed in owner’s equity. Further, certain Vessels had cash accounts shared with other vessels of the KNOT Group that were not allocated to the Combined Entity.

Accordingly, the historical consolidated and combined carve-out financial statements prior to April 16, 2013 reflect allocations of certain expenses, including that of general and administrative expenses, mark-to-market valuations of interest rate swap derivatives, interest expense on related party payables and net gain (loss) on foreign currency transactions. These allocated costs have been accounted for as equity contribution in the consolidated and combined carve-out balance sheets. Included in the Combined Entity’s equity prior to April 16, 2013 are amounts (net liabilities of $27.8 million) relating to certain assets and liabilities that were carved out as they were readily separable and identifiable within the books of KNOT. However, these amounts have been retained by KNOT and have not been transferred to the Partnership and therefore have been eliminated from the Partnership’s opening equity as of April 16, 2013. Details of the net liabilities eliminated are as follows:

(U.S. Dollars in thousands)
Balance sheet captions:
Other current assets	$89
Other non-current assets	—
Other current liabilities (*)	(6,321)
Other long-term liabilities (*)	(21,560)

Net liabilities	$(27,792)

(*)	The majority of the assets and liabilities not transferred to the Partnership are related to interest swap derivatives (Note 10) and insurance proceeds pursuant to the Contribution and Sale Agreement entered into in connection with the closing of the IPO on April 15, 2013.

Management believes that the allocations included in these consolidated and combined carve-out financial statements are reasonable to present the financial position, results of operations and cash flows of the Partnership on a stand-alone basis. However, the financial position, results of operations and cash flows of the Combined Entity as presented may differ from those that would have been achieved had the Partnership operated autonomously for all years presented as the Partnership would have had additional general and administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a stand-alone listed publicly traded entity for the periods prior to the IPO. Accordingly, the consolidated and combined carve-out financial statements do not purport to be indicative of the future financial position, results of operations or cash flows of the Partnership.

Business combinations

Reorganization of entities under common control is accounted for similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid, if any, over the historical cost of the combining entity is accounted for as an equity distribution. In addition, re-organization of entities under common control is accounted for as if the transfer occurred from the date that both the combining entity and combined entity were both under common control. Therefore, the Partnership’s financial statements prior to the date the interests in the combining entity were actually acquired are retroactively adjusted to include the results of the combined entity during the periods it was under common control of KNOT.

As discussed in Note 1—Description of Business, under the Partnership’s Partnership Agreement, the General Partner has irrevocably delegated to the Partnership’s board of directors the power to oversee and direct the operations of, manage and determine the strategies and policies of the Partnership. During the period from the IPO in April 2013 until the time of the Partnership’s first AGM on June 25, 2013, the General Partner retained the sole power to appoint, remove and replace all members of the Partnership’s board of directors. From the date of the Partnership’s first annual meeting of common unitholders, four of the seven board members became electable by the common unitholders and accordingly, from this date, KNOT, as the owner of the General Partner, no longer retains the power to control the Partnership’s board of directors and, hence, the Partnership. As a result, the Partnership is no longer considered to be under common control with KNOT and as a consequence, the Partnership has not accounted for any acquisitions from KNOT after June 25, 2013 as a transfer of equity interests between entities under common control.

Business combinations are accounted for under the acquisition method. On acquisition, the identifiable assets, liabilities and contingent liabilities are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair values of the identifiable net assets acquired is recognized as goodwill. Any deficiency of the cost of acquisition below the fair values of the identifiable net assets acquired (i.e. bargain purchase) is credited to the statement of operations in the period of acquisition. The consideration transferred for an acquisition is measured at fair value of the consideration given. Acquisition related costs are expensed as incurred. The results of operations of the acquired businesses are included in the consolidated results as of the date of the applicable acquisition.

(b) Reporting Currency

The consolidated and combined carve-out financial statements are prepared in the reporting currency of U.S. Dollars. The functional currency of the vessel-owning Partnership subsidiaries is the U.S. Dollar, because the subsidiaries operate in the international shipping market, in which all revenues are U.S. Dollar-denominated and the majority of expenditures are made in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. As of the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated and combined carve-out statements of operations.

(c) Use of Estimates

The preparation of consolidated and combined carve-out financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives and impairment of Vessels, drydocking, the estimates of future cash flows and use of discount rate and impairment of Goodwill, the valuation of derivatives and income taxes.

(d) Revenues and Operating Expenses

The Partnership recognizes revenues from time charters and bareboat charters as operating leases on a straight-line basis over the term of the charter, net of any commissions. Under time charters, revenue is not recognized during days the Vessel is off-hire. Revenue is recognized from delivery of the Vessel to the charterer, until the end of the contract period. Under time charters, the Partnership is responsible for providing the crewing and other services related to the Vessel’s operations, the cost of which is included in the daily hire rate, except when off-hire. Fees received from customers for customized equipment are deferred and recognized over the contract period. Under bareboat charters, the Partnership provides a specified Vessel for a fixed period of time at a specified day rate. The Partnership recognizes revenues from spot contracts as voyage revenues using the percentage of completion method on a discharge-to-discharge basis.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls and agency fees. Voyage expenses are paid by the customer under time charter and bareboat charters. Voyage expenses are paid by the Partnership for spot contracts and during periods of off-hire and are recognized when incurred.

Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Vessel operating expenses are paid by the Partnership for time charters, spot contracts and during off-hire and are recognized when incurred.

As further discussed in Note 18—Related Party Transactions, related parties have provided the management services for the Vessels and employ the crews that work on the Vessels. The Partnership has no direct employees and, accordingly, is not liable for any pension or post-retirement benefits.

(e) Financial Income (Expense)

Interest expense incurred on the Partnership’s debt incurred during the construction of the Vessels exceeding one year are capitalized during the construction period.

Other finance expense includes external bank fees, financing service fees paid to related parties and guarantee commissions paid to external and related parties in connection with the Partnership’s debt and other bank services.

(f) Cash and Cash Equivalents

The Partnership considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.

(g) Restricted Cash

Restricted cash consists of bank deposits, which may only be used to settle principal payments under the Partnership’s Vessel financing agreements.

(h) Trade Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Under terms of the current time charters and bareboat charters, the customers are committed to pay for the full month’s charter the first day of each month. See Note 2(r)—Prepaid Charter and Deferred Revenue. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership establishes provisions for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these provisions, the Partnership considers the financial condition of the customer as well as specific circumstances related to the receivable. Receivable amounts determined to be unrecoverable are written-off. There were no allowances for doubtful accounts or amounts written off against the allowance for doubtful accounts as of December 31, 2015 and 2014. The Partnership does not have any off-balance-sheet credit exposure related to its customers.

(i) Inventories

Inventories, which are comprised principally of lubricating oils, are stated at the lower of cost or market. For vessels on time charters or bareboat charters, there are no bunkers, as the charterer supplies the bunkers, which principally consist of fuel oil. Cost is determined using the first-in, first-out method for all inventories.

(j) Other Current Assets

Other current assets principally consist of prepaid expenses, the current portion of deferred cost and other receivables.

(k) Vessels and Equipment

Vessels and equipment are stated at the historical acquisition or construction cost, including capitalized interest, supervision and technical and delivery cost, net of accumulated depreciation and impairment loss, if any. Expenditures for subsequent conversions and major improvements are capitalized, provided that such costs increase the earnings capacity or improve the efficiency or safety of the vessels.

Generally, the Partnership drydocks each vessel every 60 months until the vessel is 15 years old and every 30 months thereafter, as required for the renewal of certifications issued by classification societies. For vessels operating on time charters, the Partnership capitalizes the costs directly associated with the classification and regulatory requirements for inspection of the vessels, major repairs and improvements incurred during drydocking. Drydock cost is depreciated on a straight-line basis over the period until the next planned drydocking takes place. The Partnership expenses costs related to routine repairs and maintenance performed during drydocking or as otherwise incurred. For vessels that are newly built or acquired, an element of the cost of the vessel is initially allocated to a drydock component and depreciated on a straight-line basis over the period until the next planned drydocking. When significant drydocking expenditures occur prior to the expiration of this period, the Partnership expenses the remaining balance of the original drydocking cost in the month of the subsequent drydocking. For vessels operating on bareboat charters, the charterparty bears the cost of any drydocking.

Depreciation on vessels and equipment is calculated on a straight-line basis over the asset’s estimated useful life, less an estimated residual value, as follows:

Useful Life
Hull	25 years
Anchor-handling, loading and unloading equipment	25 years
Main/auxiliary engine	25 years
Thruster, dynamic positioning systems, cranes and other equipment	25 years
Drydock costs	2.5–5 years

A Vessel is depreciated to its estimated residual value, which is calculated based on the weight of the ship and estimated steel price. Any cost related to the disposal is deducted from the residual value.

(l) Capitalized Interest

Interest expense incurred on the Partnership’s debt during the construction of the Vessels exceeding one year is capitalized during the construction period.

(m) Impairment of Long-Lived Assets

Vessels and equipment, vessels under construction and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Partnership first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

(n) Goodwill and Intangibles

The Partnership allocates the cost of acquired companies to the identifiable tangible and intangible assets and liabilities acquired, with the remaining amount being classified as goodwill. Goodwill is not amortized but is reviewed for impairment annually or more frequently if impairment indicators are identified.

The Partnership tests goodwill for impairment using a two-step analysis, with the option of performing a qualitative assessment before performing the first step of the two-step analysis, whereby the carrying value of the reporting unit is compared to its fair value in the first step. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. An impairment charge is recognized for the amount by which the carrying amount of goodwill exceeds its fair value. The fair value is estimated using the net present value of discounted cash flows of the reporting unit. The Partnership has only one reporting unit.

Other intangible assets represent contractual rights for charters obtained in connection with a step acquisition that had favorable contractual terms relative to market as of the acquisition date. Contractual rights for charters obtained in connection with a step acquisition that had unfavorable contractual terms are classified as contract liabilities in the consolidated and combined carve-out balance sheets. The favorable and unfavorable contract rights are amortized to revenues over the period of the contract.

(o) Debt Issuance Costs

Debt issuance costs, including fees, commissions and legal expenses, are deferred. Debt issuance costs of term loans are amortized over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

(p) Derivative Instruments

The Partnership uses derivatives to reduce market risks associated with its operations. The Partnership uses interest rate swaps for the management of interest risk exposure. The interest rate swaps effectively convert a portion of the Partnership’s debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

The Partnership seeks to reduce its exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated and combined carve-out balance sheets and subsequently measured to fair value. The Partnership does not apply hedge accounting to its derivative instruments. Changes in the fair value of the derivative instruments are recognized in earnings. Gains and losses from the interest rate swap contracts of the Partnership related to long-term mortgage debt and foreign exchange forward contracts are recorded in realized and unrealized gain (loss) on derivative instruments in the consolidated and combined carve-out statements of operations. Cash flows related to interest rate swap contracts are presented as cash flows provided by operating activities. Cash flows related to foreign exchange forward contracts entered into to economically hedge operating expenses in currencies other than U.S. Dollars are presented as cash flows provided by operating activities in the consolidated and combined carve-out statements of cash flows, while cash flows related to foreign exchange forward contracts entered into to hedge contractual obligations to pay the shipyard in currencies other than functional currency of U.S. Dollars are presented as cash flows used in investing activities in the consolidated and combined carve-out statements of cash flows.

(q) Income Taxes

Historically, part of the Partnership’s activities were subject to ordinary taxation and taxes were paid on taxable income (including operating income and net financial income and expense), while part of the activities were subject to the Norwegian Tonnage Tax regime (the “tonnage tax regime”). Under the tonnage tax regime, the tax is based on the tonnage of the vessel, and operating income is tax free. The net financial income and expense remains taxable as ordinary income tax for entities subject to the tonnage tax regime. Income taxes arising from the part of activities subject to ordinary taxation are included in income tax expense in the consolidated and combined carve-out statements of operations. For the portion of activities subject to the tonnage tax regime, tonnage taxes are classified as vessel operating expenses while the current and deferred taxes arising on net financial income and expense are reflected as income tax expense in the consolidated and combined carve-out statements of operations. The amounts of tonnage tax included in operating expenses for the years ended December 31, 2015, 2014 and 2013 were $132,000, $126,000 and $100,000, respectively.

The Partnership accounts for deferred income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Partnership’s assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements based on U.S. GAAP guidance. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense.

(r) Prepaid Charter and Deferred Revenue

Under terms of the time charters and bareboat charters, the customer pays for the month’s charter the first day of each month that is recorded as prepaid charter revenues. Deferred revenues for fees received from customers for customized equipment are classified as prepaid charter and deferred revenue for the current portion and as other long-term liabilities for the non-current portion.

(s) Commitments, Contingencies and Insurance Proceeds

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. See Note 19—Commitments and Contingencies.

Insurance claims for property damage for recoveries up to the amount of loss recognized are recorded when the claims submitted to insurance carriers are probable of recovery. Claims for property damage in excess of the loss recognized and for loss off-hire are considered gain contingencies, which are generally recognized when the proceeds are received.

(t) Fair Value Measurements

The Partnership utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Partnership determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

(u) Accounting Pronouncement Not Yet Adopted

New Accounting Standards not yet adopted

In May 2014, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued a comprehensive revenue recognition standard that will supersede virtually all of the existing revenue recognition guidance. The standard is intended to increase comparability across industries and jurisdictions. The single, global revenue recognition model applies to most contacts with customers. Leases, insurance contracts, financial instruments, guarantees and certain non-monetary transactions are excluded from the scope of the guidance. Revenue will be recognized in a manner that depicts the transfer of goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled, subject to certain limitations. The FASB deferred by one year the effective date of its new revenue recognition standard for public and nonpublic entities reporting under U.S. GAAP. The new revenue recognition standard will be effective for public entities for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Public entities will be permitted to adopt the standard as early as the original public entity effective date (i.e., annual reporting periods beginning after December 15, 2016 and interim periods therein). Early adoption prior to that date is not permitted. The Partnership is assessing what impact, if any, the adoption of the guidance will have on its financial position, results of operations and cash flows.

In August 2014, FASB issued Presentation of Financial Statements – Going Concern (Subtopic 205-40), Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Accounting Standards Update (ASU) 2014-15). ASU 2014-15 provides guidance in GAAP about management’s responsibility to evaluate whether there are conditions and events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the financial statements are issued (or available to be issued when applicable) and, if so, disclose that fact. Management will be required to make this evaluation for both annual and interim reporting periods, if applicable. Management also is required to evaluate and disclose whether its plans alleviate that doubt. The standard is effective for annual periods after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early adoption is permitted. The Partnership is evaluating the effect of adopting this new accounting guidance. The Partnership does not expect the adoption of this standard to have a material impact on the consolidated and combined financial statements.

In April 2015, FASB issued Interest – Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs. ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability rather than as an asset. This will make the presentation of debt issuance costs consistent with the presentation of debt discounts or premiums. The guidance also addresses the long-standing conflict with the conceptual framework and improves consistency with International Financial Reporting Standards (IFRS).The recognition and measurement guidance for debt issuance costs is not affected. The standard does not address the presentation of costs that does not have an associated liability. The guidance is effective for annual and interim periods beginning after December 15, 2015. Early adoption is permitted. The Partnership has not yet adopted ASU 2015-03. The adoption of the new standard will have an impact on the Partnership’s balance sheets and reduce total assets and total liabilities and will be applied retrospectively.

In June 2015, FASB issued Technical Corrections and Improvements (ASU 2015-10) to correct differences between original guidance and the ASC, clarify the guidance, correct references and make minor improvements affecting a variety of topics. While most of the amendments are not expected to have a significant effect on practice, some of them could change practice for some entities. Amendments that the FSAB deemed more substantive are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The other amendments are effective immediately. The Partnership is assessing what impact, if any, this guidance will have on its consolidated and combined financial position, results of operations and cash flows.

In August 2015, FASB issued ASU 2015-15 to incorporate into the Accounting Standards Codification (ASC) an SEC staff announcement that the SEC staff will not object to an entity presenting the cost of securing a revolving line of credit as a deferred asset, regardless of whether a balance is outstanding. The announcement came in response to questions that arose after the FASB issued ASU 2015-03 Interest – Imputation of interest (Subtopic 835-30) – Simplifying the Presentation of Debt Issuance Costs. The standard, as issued, did not address revolving lines of credit, which may not have outstanding balances. An entity that repeatedly draws on a revolving credit facility and then repays the balance could present the cost as a deferred asset and reclassify all or a portion of it as a direct deduction from the liability whenever a balance is outstanding. However, the SEC staff’s announcement provides a less cumbersome alternative. Either way, the cost should be amortized over the term of the arrangement. The guidance is effective upon announcement by the SEC staff on June 18, 2015. The Partnership is assessing what impact, if any, the adoption of this guidance will have its financial position and it may have an impact on the balance sheets depending on whether the Partnership withdraws and use it revolving line of credit.

In November 2015, FASB issued guidance on Income Taxes (Topic 740), Balance Sheet Classification of Deferred Taxes (ASU 2015-17). Companies are required to classify all deferred tax assets and liabilities as noncurrent on the balance sheet instead of separating deferred taxes into current and noncurrent amount. Also, companies will no longer allocate valuation allowances between current and noncurrent deferred tax assets because those allowances also will be classified as noncurrent. The FASB staff is performing additional research on companion proposal requiring companies to immediately recognize income tax expenses or benefits on intercompany transactions. Since early adoption of the guidance is permitted, companies can start applying it in interim and annual financial statements that have not yet been issued. For public business entities the guidance is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. For all other entities, the guidance is effective for financial statements issued for annual periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018. Companies can adopt the guidance either prospectively or retrospectively. The Partnership is assessing what impact, if any, this guidance will have on its consolidated and combined financial position.

There are no other recent accounting pronouncements issued whose adoption would have a material impact on the Partnership’s combined consolidated and combined carve-out financial statements in the current year or are expected to have a material impact on future years.